Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (13,764)	¥ (95,821)	¥ (134,636)	¥ (186,703)
Net cash generated from investing activities	(262)	(1,820)	(2,242)	(3,982)
Net cash generated from financing activities	21,460	149,399	37,333	262,849
Net increase/(decrease) in cash, cash equivalents and restricted cash	7,354	51,197	(99,545)	72,164
Cash, cash equivalents and restricted cash at beginning of year	930	6,477	106,022	33,858
Cash, cash equivalents and restricted cash at end of year	8,284	57,674	¥ 6,477	¥ 106,022
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(1,395)	(9,709)
Net cash generated from financing activities	1,459	10,155
Net increase/(decrease) in cash, cash equivalents and restricted cash	64	446
Cash, cash equivalents and restricted cash at end of year	$ 64	¥ 446